CONCENTRATIONS (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014	Jun. 30, 2015 USD ($)	Jun. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 PKR	Dec. 31, 2014 PKR	Dec. 31, 2013 PKR
Unusual Risk or Uncertainty [Line Items]
Fair Value, Concentration of Risk, Cash and Cash Equivalents	$ 26,134		$ 26,134		$ 562,823
Concentration Risk, Percentage	5.00%	5.00%	5.00%	5.00%	3.00%	5.00%
Subsidiary in Pakistan [Member]
Unusual Risk or Uncertainty [Line Items]
Fair Value, Concentration of Risk, Cash and Cash Equivalents					$ 562,823	$ 440,309	PKR 2,682,341	PKR 56,507,436	PKR 46,232,463
Intercompany Receivables	$ 3,893,369		$ 3,893,369		2,681,937	2,552,280
Net Assets	$ 140,339		$ 140,339		$ 796,609	$ 114,997